Financial structure and financial costs - Variations of financial debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	$ 62,200	$ 53,115	$ 51,579
Cash changes	9,071	2,302	(3,341)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(462)	(453)	4,933
Non-cash changes, First application IFRS 16		5,505
Non-cash changes, Foreign currency	25	136	222
Non-cash changes, Changes in fair value	191	370	79
Non-cash changes, Other	1,818	1,225	(357)
Balance as of the end of the period	72,843	62,200	53,115
NON-CURRENT FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	46,861	39,449	40,661
Cash changes	15,572	8,131	649
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(453)	(719)	4,636
Non-cash changes, First application IFRS 16		4,755
Non-cash changes, Foreign currency	133	(44)	(47)
Non-cash changes, Changes in fair value	244	413	121
Non-cash changes, Reclassification Non-current/Current	(8,593)	(6,517)	(6,260)
Non-cash changes, Other	1,658	1,393	(311)
Balance as of the end of the period	55,422	46,861	39,449
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	(912)	(680)	(679)
Cash changes	(228)	21
Non-cash changes, Change in scope, including IFRS 5 reclassifications	3	12	(72)
Non-cash changes, First application IFRS 16		(50)
Non-cash changes, Foreign currency	(59)	4	12
Non-cash changes, Changes in fair value	(2,729)	(71)	59
Non-cash changes, Reclassification Non-current/Current	118	144
Non-cash changes, Other	(974)	(292)
Balance as of the end of the period	(4,781)	(912)	(680)
Non-current financial debt
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	47,773	40,129	41,340
Cash changes	15,800	8,110	649
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(456)	(731)	4,708
Non-cash changes, First application IFRS 16		4,805
Non-cash changes, Foreign currency	192	(48)	(59)
Non-cash changes, Changes in fair value	2,973	484	62
Non-cash changes, Reclassification Non-current/Current	(8,711)	(6,661)	(6,260)
Non-cash changes, Other	2,632	1,685	(311)
Balance as of the end of the period	60,203	47,773	40,129
CURRENT FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	15,038	13,666	10,918
Cash changes	(6,501)	(5,829)	(3,990)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	1	(35)	297
Non-cash changes, First application IFRS 16		750
Non-cash changes, Foreign currency	(130)	180	269
Non-cash changes, Changes in fair value	(53)	(43)	(42)
Non-cash changes, Reclassification Non-current/Current	8,593	6,517	6,260
Non-cash changes, Other	160	(168)	(46)
Balance as of the end of the period	17,108	15,038	13,666
Current financial assets
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	(268)	(118)	(423)
Cash changes	178	125
Non-cash changes, Foreign currency	(6)	2	10
Non-cash changes, Changes in fair value	46	(32)	295
Non-cash changes, Reclassification Non-current/Current	(118)	(144)
Non-cash changes, Other	(26)	(101)
Balance as of the end of the period	(194)	(268)	(118)
Current borrowings
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	14,819	13,306	11,096
Cash changes	(6,679)	(5,954)	(3,990)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	6	(35)	230
Non-cash changes, First application IFRS 16		750
Non-cash changes, Foreign currency	(132)	184	270
Non-cash changes, Changes in fair value	188	(26)	(514)
Non-cash changes, Reclassification Non-current/Current	8,711	6,661	6,260
Non-cash changes, Other	186	(67)	(46)
Balance as of the end of the period	17,099	14,819	13,306
Other current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	487	478	245
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(5)		67
Non-cash changes, Foreign currency	8	(6)	(11)
Non-cash changes, Changes in fair value	(287)	15	177
Balance as of the end of the period	203	487	$ 478
Financial liabilities and financial assets classified as held for sale
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	301
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(10)	301
Non-cash changes, Foreign currency	22
Balance as of the end of the period	$ 313	$ 301